Corporate General and Administrative Expenses (Tables)	9 Months Ended
Sep. 30, 2025
Corporate general and administrative expenses
Schedule of corporate general and administrative expenses are costs incurred at corporate and other segments
	Three-month	Three-month	Nine-month	Nine-month
	period ended	period ended	period ended	period ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024

Salaries and employee benefits	$1,075	$498	$3,397	$1,611
Directors’ fees	564	115	3,337	341
Share-based payments	2,344	198	5,945	509
Professional fees	1,155	391	3,311	1,067
Office and general	795	469	2,531	1,508
	$5,933	$1,671	$18,521	$5,036